SEGMENT AND GEOGRAPHIC INFORMATION: (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	$ 539,627	$ 545,985	$ 528,369
Long-lived assets:	196,916	201,290	212,162
United States
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	495,082	499,660	487,185
Long-lived assets:	160,099	161,504	170,173
Canada and Other
SEGMENT AND GEOGRAPHIC INFORMATION
Net product sales:	44,545	46,325	41,184
Long-lived assets:	$ 36,817	$ 39,786	$ 41,989